Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Due to related parties account amounted	$ 2,920,330	$ 925,100
Accounts payable	$ 4,838	70,258
Longrich Group [Member]
Related Party Transactions [Line Items]
Operating lease agreement, description	the Company had five leases from its related party, subsidiaries of Longrich Group, which are controlled by a major shareholder of the Company.
Sales to related parties	$ 134,245,743	37,414,302	$ 34,258,761
Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable	4,838	70,258
Accounts receivable
Majority Shareholder [Member]
Related Party Transactions [Line Items]
Sales to related parties		$ 17,860	$ 6,853